Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

March 31, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the series WCM China A-Shares Growth Fund, WCM International Long-Term Growth Fund, and WCM Focused International Opportunities Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 1142 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on March 4, 2021.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at 626-385-5777.

Sincerely,

/s/ALISON L. SLONIEWSKI

Alison L. Sloniewski

Investment Managers Series Trust